Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option

The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

Year ended December 31, 2018
Expected term of option (in years)	6.0
Expected volatility	23.02%
Dividend yield	4.14%
Risk-free interest rate	(0.07%)

Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2018, 2017 and 2016 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2016	1,296,000	4,263	0.4	—
Exercised	—	—
Forfeited/Expired	(693,000)	4,500

Outstanding at December 31, 2016	603,000	3,990	0.2	—
Exercised	—	—
Forfeited/Expired	(603,000)	3,990

Outstanding at December 31, 2017	—	—		—
Granted	74,000	1
Exercised	—	—
Forfeited/Expired	—	—

Outstanding at December 31, 2018	74,000	1	29.3	222

Exercisable at December 31, 2018	74,000	1	29.3	222